Mineral Property Interests (Tables)	12 Months Ended
Jun. 30, 2023
Mineral Property Interests [Abstract]
Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs	The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:
Cost	Silver Sand	Silverstrike	Carangas	RZY Project	Total
Balance, July 1, 2021	$69,245,500	$3,163,304	$255,250	$2,871,368	$75,535,422
Capitalized exploration expenditures
Reporting and assessment	353,109	40	-	-	353,149
Drilling and assaying	4,990,082	1,625	3,752,094	-	8,743,801
Project management and support	1,917,060	45,773	1,020,422	-	2,983,255
Camp service	364,507	61,578	443,810	-	869,895
Geological surveys	-	25,508	-	-	25,508
Permit and license	14,529	7,554	7,812	-	29,895
Disposition	-	-	-	(3,071,240)	(3,071,240)
Foreign currency impact	(316,189)	(36,150)	(18,442)	199,872	(170,909)
Balance, June 30, 2022	$76,568,598	$3,269,232	$5,460,946	$-	$85,298,776
Capitalized exploration expenditures
Reporting and assessment	1,008,174	-	88,558	-	1,096,732
Drilling and assaying	1,925,695	977,881	8,289,678	-	11,193,254
Project management and support	2,719,120	256,569	1,424,573	-	4,400,262
Camp service	467,690	174,651	1,005,158	-	1,647,499
Permit and license	195,821	-	9,389	-	205,210
Foreign currency impact	(201,972)	(24,680)	(8,831)	-	(235,483)
Balance, June 30, 2023	$82,683,126	$4,653,653	$16,269,471	$-	$103,606,250